Exhibit 99.1

Huntington Auto Trust 2012-1

Collection Period Beginning Date	12/1/2014
Collection Period Ending Date	12/31/2014
Collection Period	34
Payment Date	1/15/2015

	1. DEAL SUMMARY		(A)		(B)	(C)
		Ratio	Beginning Period Balance		Principal Distribution Amount	Ending Period Balance
(1)	Class A-1 Notes	0.0%		$0.00	$0.00	$0.00
(2)	Class A-2 Notes	0.0%		$0.00	$0.00	$0.00
(3)	Class A-3 Notes	28.6%		$87,451,065.56	$19,075,531.30	$68,375,534.26
(4)	Class A-4 Notes	46.9%		$143,250,000.00	$0.00	$143,250,000.00
(5)	Class B Notes	6.4%		$19,500,000.00	$0.00	$19,500,000.00
(6)	Class C Notes	10.4%		$31,850,000.00	$0.00	$31,850,000.00
(7)	Class D Notes	7.7%		$23,400,000.00	$0.00	$23,400,000.00

(8)	Total Note Balance	100.0%		$305,451,065.56	$19,075,531.30	$286,375,534.26

(9)	Overcollateralization			$8,450,000.00	$0.00	$8,450,000.00
(10)	Reserve Account Balance			$3,250,000.00	$0.00	$3,250,000.00

(11)	Net Pool Balance			$313,901,065.56	$19,075,531.30	$294,825,534.26

			Coupon Rate		Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes			0.34160%	$0.00	$0.00
(13)	Class A-2 Notes			0.54000%	$0.00	$0.00
(14)	Class A-3 Notes			0.81000%	$87,451,065.56	$59,029.47
(15)	Class A-4 Notes			1.18000%	$143,250,000.00	$140,862.50
(16)	Class B Notes			1.71000%	$19,500,000.00	$27,787.50
(17)	Class C Notes			2.10000%	$31,850,000.00	$55,737.50
(18)	Class D Notes			2.85000%	$23,400,000.00	$55,575.00

(19)					$305,451,065.56	$338,991.97

	2. AVAILABLE FUNDS
(20)	Interest Collections			$1,270,853.79
(21)	Principal Collections (Including Repurchases)			$12,028,155.35
(22)	Accounts Paid in Full			$6,710,568.74
(23)	Liquidation Proceeds			$94,213.78
(24)	Recoveries			$48,047.37
(25)	Investment Earnings			$193.92
(26)	Reimburse Prior Period Servicer Advances		-$	77,253.86
(27)	Current Period Servicer Advances			$29,720.51

(28)	Total Collections			$20,104,499.60

(29)	Reserve Account Draw Amount			$0.00

(30)	Net Cap Receipt (Class A-2B)			$0.00
(31)	Net Cap Receipt (Class A-3B)			$0.00

(32)	Total Net Cap Receipt			$0.00

(33)	Total Available Funds			$20,104,499.60

	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due		Amount Paid	Shortfall
(34)	Servicing Fees	1.00%		$261,584.22	$261,584.22	$0.00
(35)	Class A-1 Notes			$0.00	$0.00	$0.00
(36)	Class A-2 Notes			$0.00	$0.00	$0.00
(37)	Class A-3 Notes			$59,029.47	$59,029.47	$0.00
(38)	Class A-4 Notes			$140,862.50	$140,862.50	$0.00
(39)	First Allocation of Principal			$0.00	$0.00	$0.00
(40)	Class B Note Interest			$27,787.50	$27,787.50	$0.00
(41)	Second Allocation of Principal			$0.00	$0.00	$0.00
(42)	Class C Note Interest			$55,737.50	$55,737.50	$0.00
(43)	Third Allocation of Principal			$0.00	$0.00	$0.00
(44)	Class D Note Interest			$55,575.00	$55,575.00	$0.00
(45)	Fourth Allocation of Principal			$10,625,531.30	$10,625,531.30	$0.00
(46)	Reserve Account Deposit			$0.00	$0.00	$0.00
(47)	Regular Principal Distribution Amount			$8,450,000.00	$8,450,000.00	$0.00
(48)	Accrued and unpaid fees to owner/indenture trustees			$0.00	$0.00	$0.00
(49)	Remaining Funds to Certificate Holders			$428,392.11	$428,392.11	$0.00

				$20,104,499.60	$20,104,499.60

(50)	Principal Payment			$0.00
(51)	First Allocation of Principal			$0.00
(52)	Second Allocation of Principal			$0.00
(53)	Third Allocation of Principal			$0.00
(54)	Fourth Allocation of Principal			$10,625,531.30
(55)	Regular Principal Distribution Amount			$8,450,000.00

(56)	Total Principal			$19,075,531.30

	4. POOL INFORMATION

(57)	Pool Balance			$294,825,534
(58)	Number of Receivables Outstanding			34,276
(59)	Weighted Average Contract Rate			4.77%
(60)	Weighted Average Maturity			29.53

	5. OVERCOLLATERALIZATION INFORMATION

(61)	Specified Reserve Account Balance			$3,250,000.00
(62)	Initial Target Credit Enhancement O/C Amount			$11,700,000.00
(63)	Target Credit Enhancement O/C Amount			$8,450,000.00
(64)	Beginning Period O/C Amount			$8,450,000.00
(65)	Ending Period O/C Amount			$8,450,000.00

(66)	Overcollateralization Shortfall			$0.00

	6. RESERVE ACCOUNT INFORMATION

(67)	Specified Reserve Account Balance			$3,250,000.00
(68)	Beginning Reserve Account Balance			$3,250,000.00
(69)	Reserve Account Deposits			$0.00
(70)	Reserve Account Earnings			$31.26
(71)	Distribute Earnings Collection Account		-$	31.26
(72)	Reserve Account Draws			$0.00

(73)	Ending Reserve Account Balance			$3,250,000.00

	7. LOSS & DELINQUENCY REPORTING

(74)	Realized Losses for Collection Period	$242,577.49
(75)	Recoveries for Collection Period	$47,217.98

(76)	Net Losses for Collection Period	$195,359.51
(77)

(78)	Cumulative Losses (net of recoveries) for All Collection Periods	$5,899,708.13
(79)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.45382%

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(80)	Receivables 31-59 Days Delinquent	$3,564,960.64	362
(81)	As % of Ending Pool Balance	1.209%

(82)	Receivables 60-89 Days Delinquent	$599,248.73	64
(83)	As % of Ending Pool Balance	0.203%

(84)	Receivables 90 - 119 Days Delinquent	$224,643.05	27
(85)	As % of Ending Pool Balance	0.076%

(86)	Receivables 120+ Days Delinquent	$65,045.55	8
(87)	As % of Ending Pool Balance	0.022%

(88)	Total Delinquencies	$4,453,897.97	461
(89)	As % of Ending Pool Balance	1.511%

(90)	Total Repossesion	$348,947.04	38

The Huntington National Bank, as Servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing as certified by:

Name:	Kim Taylor
Title:	Senior Vice President
January 12, 2015